The table below shows the fair value of guarantees of loans and advances to customers. (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Book Value [Member]
IfrsStatementLineItems [Line Items]
Companies	R$ 293,491,411	R$ 256,810,316
Stage 1	255,289,107	217,561,123
Stage 2	14,119,637	13,960,366
Stage 3	24,082,667	25,288,827
Individuals	320,342,196	256,406,447
Stage 1	272,635,668	195,239,164
Stage 2	23,075,748	38,023,532
Stage 3	24,630,780	23,143,751
Total	613,833,607	513,216,763
Fair Value Guarantees [Member]
IfrsStatementLineItems [Line Items]
Companies	113,682,742	89,481,169
Stage 1	100,979,275	75,882,476
Stage 2	5,262,230	5,035,349
Stage 3	7,441,237	8,563,344
Individuals	201,350,955	150,298,522
Stage 1	175,139,469	126,281,157
Stage 2	18,991,289	18,408,513
Stage 3	7,220,197	5,608,852
Total	R$ 315,033,696	R$ 239,779,691